NOTE 3: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Related Parties, Policy (Policies)	11 Months Ended
Nov. 30, 2017
SDA Mill, Audited
Related Parties, Policy	i)Related Parties The Company follows ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions. See Note 8.